Financial Instruments - Disclosure of changes in financial liabilities, level 3 fair value - subsidiary preferred shares and convertible notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Balance at beginning of period	$ 192,808
Balance at end of period	35,664	$ 192,808
Subsidiary preferred shares
Disclosure of financial liabilities [line items]
Balance at beginning of period	174,017
Change in fair value	(130,825)	(8,362)
Deconsolidation	(15,853)
Balance at end of period	27,339	174,017
Subsidiary preferred shares | At fair value
Disclosure of financial liabilities [line items]
Balance at beginning of period	174,017	118,972	$ 100,989
Value at issuance	0	37,610	13,750
Change in fair value	(130,825)	(8,362)	4,233
Accrued interest – contractual	0	0
Conversion to subsidiary preferred shares		25,797
Deconsolidation	(15,853)
Balance at end of period	27,339	174,017	118,972
Subsidiary convertible notes
Disclosure of financial liabilities [line items]
Change in fair value	502	175
Conversion to subsidiary preferred shares		(25,797)
Subsidiary convertible notes | At fair value
Disclosure of financial liabilities [line items]
Balance at beginning of period	2,461	25,000	0
Value at issuance	393	2,215	25,000
Change in fair value	502	175	0
Accrued interest – contractual	48	867
Conversion to subsidiary preferred shares		(25,797)
Deconsolidation	(3,403)
Balance at end of period	$ 0	$ 2,461	$ 25,000